ACCOUNTS RECEIVABLE AND FINANCING RECEIVABLES, NET	12 Months Ended
Dec. 31, 2020
ACCOUNTS RECEIVABLE AND FINANCING RECEIVABLES, NET
ACCOUNTS RECEIVABLE AND FINANCING RECEIVABLES, NET

5.ACCOUNTS RECEIVABLE AND FINANCING RECEIVABLES, NET

The Group adopted ASU 2016-13 using the modified retrospective transition approach and recognized a cumulative-effect adjustment to the opening balance of retained earnings in the consolidated financial statements. Results for reporting periods beginning after January 1, 2020 are presented using the CECL methodology while comparative information continues to be reported in accordance with the incurred loss methodology in effect for prior periods. The following table shows the overall adjustments recognized for each individual line item.

	December 31,	ASU 2016-13	January 1,
Consolidated Balance Sheet (extract)	2019	adjustment	2020
			(Unaudited)
Accounts receivable and financing receivables, net (1)	$131,813	$(3,270)	$128,543
Current assets	1,304,722	(3,270)	1,301,452
Total assets	1,522,402	(3,270)	1,519,132
Shareholders’ equity	1,063,503	(3,270)	1,060,233
Retained earnings	215,064	(3,270)	211,794
Total liabilities and shareholders’ equity	1,522,402	(3,270)	1,519,132

(1) Of the total adjustment of US$3,270, US$2,531 was related to financing receivables.

Accounts receivable and financing receivables, net, as of December 31, 2019 and 2020 consisted of the following:

	As of December 31,
	2019	2020
Accounts receivable	$77,210	$35,975
Financing receivables	66,858	41,911
Less: Allowance for credit losses	(12,255)	(6,700)	(1)
Total	$131,813	$71,186

(1) The allowance for credit losses related to financing receivables was US$6,395.

The following table summarizes the past-due status of the principal of financing receivables as of December 31, 2019 and 2020:

December 31, 2019				Greater than
	1 - 30 Days	31 - 60 Days	61 - 90 Days	90 Days	Total
	Past Due	Past Due	Past Due	Past Due	Past Due	Current	Total
Financing receivables by origination year
2018	$—	$—	$—	$—	$—	$1,744	$1,744
2019	10,606	1,635	1,176	1,709	15,126	49,988	65,114
Total	10,606	1,635	1,176	1,709	15,126	51,732	66,858

December 31, 2020
Financing receivables by origination year
2018	$—	$—	$—	$—	$—	$1,081	$1,081
2019	1	1	2	—	4	182	186
2020	7,037	576	548	501	8,662	31,982	40,644
Total	$7,038	$577	$550	$501	$8,666	$33,245	$41,911

The movement of allowance for credit losses for the years ended December 31, 2018, 2019 and 2020 was as follows:

	For the year ended December 31,
	2018	2019	2020
Beginning balance	$384	$7,511	$12,255
ASU 2016-13 adjustment (1)	—	—	3,270
Provision for credit losses	9,119	15,620	3,049
Write-off	(1,908)	(11,741)	(12,517)
Foreign currency translation adjustment	(84)	865	643
Ending balance	$7,511	$12,255	$6,700

(1) The Sogou Group adopted ASU 2016-13 using the modified retrospective transition approach. The adjustments arising from the new CECL model were recognized in the opening consolidated balance sheet on January 1, 2020.